Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Ordinary Shares, par value (in Dollars per share)		$ 0.0005
Ordinary Shares, authorized (in Shares)		100,000,000
Ordinary Shares, issued (in Shares)		14,591,942
Ordinary Shares, outstanding (in Shares)		14,591,942
Class A ordinary shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0005
Ordinary Shares, authorized (in Shares)	400,000,000
Ordinary Shares, issued (in Shares)	95,998,776
Ordinary Shares, outstanding (in Shares)	95,998,776
Class B ordinary shares
Ordinary Shares, par value (in Dollars per share)	$ 0.0005
Ordinary Shares, authorized (in Shares)	100,000,000
Ordinary Shares, issued (in Shares)	7,592,500
Ordinary Shares, outstanding (in Shares)	7,592,500